Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Natural Resources Fund, Inc.
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2024